Net defined benefit assets (liability) - Summary of Reconciliation of Net Employee Defined Benefit Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ (7,670)	$ (14,332)	$ 249
Current service cost	(2,860)	(3,272)	(2,393)
Interest (cost) income	(250)	(249)	25
Experience gain (loss)	(3,959)	602	(4,001)
Return on plan assets	172	416	374
Actuarial changes arising from changes in financial assumptions	10,874	4,411	(1,028)
Employer contributions	3,911	2,565	1,709
Benefits paid	325	520	456
Adjustments		2,422
Others	(23)	(562)	(7)
Ending balance	504	(7,670)	(14,332)
Past service cost	(16)	(191)	(457)
Curtailment / Settlement			2,026
Actuarial changes arising from changes in demographic assumptions			(11,285)
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(34,593)	(39,466)	(28,195)
Current service cost	(2,860)	(3,272)	(2,393)
Interest (cost) income	(972)	(721)	(706)
Experience gain (loss)	(3,959)	602	(4,001)
Return on plan assets	0	0	0
Actuarial changes arising from changes in financial assumptions	10,874	4,411	(1,028)
Employer contributions	0	0	0
Benefits paid	1,194	1,622	6,573
Adjustments		2,422
Others	0	0	0
Ending balance	(30,332)	(34,593)	(39,466)
Past service cost	(16)	(191)	(457)
Curtailment / Settlement			2,026
Actuarial changes arising from changes in demographic assumptions			(11,285)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	27,413	25,783	29,086
Current service cost	0	0	0
Interest (cost) income	722	472	731
Experience gain (loss)	0	0	0
Return on plan assets	172	416	374
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	3,911	2,565	1,709
Benefits paid	(869)	(1,102)	(6,117)
Adjustments		0
Others	(152)	(721)	0
Ending balance	31,197	27,413	25,783
Past service cost	0	0	0
Curtailment / Settlement			0
Actuarial changes arising from changes in demographic assumptions			0
Other employee benefits liability [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(490)	(649)	(642)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Experience gain (loss)	0	0	0
Return on plan assets		0	0
Actuarial changes arising from changes in financial assumptions	0	0
Employer contributions	0	0	0
Benefits paid	0	0	0
Adjustments		0
Others	129	159	(7)
Ending balance	(361)	(490)	(649)
Past service cost	$ 0	$ 0	0
Curtailment / Settlement			0
Actuarial changes arising from changes in demographic assumptions			$ 0